Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)(1)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(2)	Average Compensation Actually Paid to Non-PEO NEOs (e)(3)	Total Shareholder Return (f)(4,5)	Peer Group Total Shareholder Return (g)(4,5)	Net Income ($ in Millions) (h)(6)	Adjusted EPS (i)(6,7)
2025	$14,803,238	$10,546,320	$3,937,787	$3,031,220	$119.12	$158.59	$940	$3.90
2024	$11,532,426	$18,547,624	$3,524,128	$5,360,401	$121.04	$132.80	$833	$3.54
2023	$9,392,843	$5,523,306	$4,841,783	$5,109,656	$97.39	$113.05	$839	$3.19

Company Selected Measure Name	Adjusted Earnings per Share
Named Executive Officers, Footnote	For 2023 and 2024, the PEO was Ms. Honeycutt. The non-PEO NEOs in 2023 and 2024 were Messrs. Ralhan and Byström and Mses. Kapity and Stein (our former Senior Vice President, Chief Legal Officer). Veralto completed its separation from Danaher on September 30, 2023.
Peer Group Issuers, Footnote	Reflects TSR indexed to $100 for each of the Company and the S&P 500 Industrials Index, which is an industry line peer group reported in the 2025 Form 10-k.For 2023, reflects corrected TSR information aligned with the methodology used for 2024 TSR.
PEO Total Compensation Amount	$ 14,803,238	$ 11,532,426	$ 9,392,843
PEO Actually Paid Compensation Amount	$ 10,546,320	18,547,624	5,523,306
Adjustment To PEO Compensation, Footnote	To calculate CAP (columns (c) and (e)), the following amounts were deducted from and added to the applicable SCT total compensation:

Fiscal Year	PEO 2025	Non-PEO NEOs 2025
SCT Total	$14,803,238	$3,937,787
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($10,492,910)	($1,982,135)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$9,650,078	$1,822,925
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($3,007,202)	($656,344)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($406,884)	($91,014)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$10,546,320	$3,031,220
The fair value of P used in the calculation of CAP was determined using a Monte Carlo simulation valuation model, in accordance with ASC 718. The fair value of option awards used in the calculation of CAP was determined using the Black-Scholes option pricing model, in accordance with ASC 718. The assumptions used in this calculation are not materially different than those used for purposes of the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 3,937,787	3,524,128	4,841,783
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,031,220	5,360,401	5,109,656
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP (columns (c) and (e)), the following amounts were deducted from and added to the applicable SCT total compensation:

Fiscal Year	PEO 2025	Non-PEO NEOs 2025
SCT Total	$14,803,238	$3,937,787
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($10,492,910)	($1,982,135)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$9,650,078	$1,822,925
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($3,007,202)	($656,344)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($406,884)	($91,014)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$10,546,320	$3,031,220
The fair value of P used in the calculation of CAP was determined using a Monte Carlo simulation valuation model, in accordance with ASC 718. The fair value of option awards used in the calculation of CAP was determined using the Black-Scholes option pricing model, in accordance with ASC 718. The assumptions used in this calculation are not materially different than those used for purposes of the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return	The chart below reflects the relationship between the PEO and Average NEO CAP versus our TSR and the Peer Group TSR.
Compensation Actually Paid vs. Net Income	The chart below reflects the relationship between the PEO and Average NEO CAP and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure	The chart below reflects the relationship between the PEO and Average NEO CAP and our Adjusted Earnings per Share.
Total Shareholder Return Vs Peer Group	The chart below reflects the relationship between the PEO and Average NEO CAP versus our TSR and the Peer Group TSR.
Tabular List, Table	Adjusted Earnings per Share (non-GAAP)
•Adjusted (Segment) Operating Profit (non-GAAP)
•(Segment) Core Revenue Growth (non-GAAP)
•Free Cash Flow Conversion (non-GAAP)
•Absolute TSR
•Relative TSR compared to the S&P 500 TSR
•Return on Invested Capital (non-GAAP)

Total Shareholder Return Amount	$ 119.12	121.04	97.39
Peer Group Total Shareholder Return Amount	158.59	132.80	113.05
Net Income (Loss)	$ 940,000,000	$ 833,000,000	$ 839,000,000
Company Selected Measure Amount | $ / shares	3.90	3.54	3.19
PEO Name		Ms. Honeycutt	Ms. Honeycutt
Additional 402(v) Disclosure
Adjusted Earnings per Share and Core Revenue Growth are equally weighted metrics used to determine Company performance under our 2025 executive annual cash incentive compensation program. The Compensation Committee weights the two metrics most heavily in the Company performance formula because it believes Adjusted Earnings per Share measures profitable growth for the company and Core Revenue Growth provides incentive to grow the business organically. Accordingly, Adjusted Earnings per Share is the Company-selected measure included in the tables that follow.
	Values are shown in millions.Please see page 109 for a definition of Adjusted Earnings per Share. Values shown reflect Adjusted Earnings per Share as calculated for purposes of our executive compensation program for the applicable reporting year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted (Segment) Operating Profit (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name	Segment) Core Revenue Growth (non-GAAP)
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow Conversion (non-GAAP)
Measure:: 5
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR compared to the S&P 500 TSR
Measure:: 7
Pay vs Performance Disclosure
Name	Return on Invested Capital (non-GAAP)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,492,910)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,650,078
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,007,202)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(406,884)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,982,135)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,822,925
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(656,344)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,014)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0